SEGMENT INFORMATION - Major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information about major customers
Revenue	$ 48,948	$ 64,669	$ 56,733
Customer A
Information about major customers
Revenue	12,060	14,079	13,056
Customer B
Information about major customers
Revenue	9,194	11,774	11,684
Customer C
Information about major customers
Revenue	$ 8,689	10,996	$ 9,912
Customer D
Information about major customers
Revenue		$ 10,269